Equity (Tables)	9 Months Ended
Sep. 30, 2015
Schedule of Share-based Compensation Expense
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2015	2014	2015	2014
	U.S. $ in thousands
Cost of sales	$739	$1,282	$4,369	$3,228
Research and development, net	985	1,098	4,359	2,921
Selling, general and administrative	3,112	5,217	15,432	15,262
Total stock-based compensation expenses	$4,836	$7,597	$24,160	$21,411

Summary of Stock Options Activity
		Weighted Average
	Number of Options	Exercise Price
Options outstanding as of January 1, 2015	1,719,241	$43.89
Granted	736,474	35.58
Exercised	(125,193)	18.79
Forfeited	(69,192)	72.20
Options outstanding as of September 30, 2015	2,261,330	$41.71
Options exercisable as of September 30, 2015	1,039,934	$31.00

Summary of RSUs activity
		Weighted Average
	Number of RSUs	Grant Date Fair Value
Unvested RSUs outstanding as of January 1, 2015	667,498	$94.19
Granted	158,861	48.13
Forfeited	(123,858)	92.11
Vested	(84,818)	97.37
Unvested RSUs outstanding as of September 30, 2015	617,683	$83.95

Schedule of Accumulated other comprehensive loss
	Nine months ended September 30, 2015
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2015	$(1,243)	$(2,404)	$(3,647)
Other comprehensive loss before
reclassifications	(411)	(6,216)	(6,627)
Amounts reclassified from accumulated
other comprehensive loss	1,575	-	1,575
Other comprehensive income (loss)	1,164	(6,216)	(5,052)
Balance as of September 30, 2015	$(79)	$(8,620)	$(8,699)

	Nine months ended September 30, 2014
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Other	Total
	U.S. $ in thousands
Balance as of January 1, 2014	$153	$1,922	$(167)	$1,908
Other comprehensive loss before
reclassifications	(1,037)	(2,325)	-	(3,362)
Amounts reclassified from accumulated
other comprehensive income (loss)	(68)	-	167	99
Other comprehensive income (loss)	(1,105)	(2,325)	167	(3,263)
Balance as of September 30, 2014	$(952)	$(403)	$-	$(1,355)